Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical)	12 Months Ended								6 Months Ended
	Dec. 31, 2012 Long Contracts [Member] 2 Year U.S. Treasury Note [Member] contract	Dec. 31, 2011 Long Contracts [Member] 2 Year U.S. Treasury Note [Member] contract	Dec. 31, 2012 Long Contracts [Member] 5 Year U.S. Treasury Note [Member] contract	Dec. 31, 2011 Long Contracts [Member] 5 Year U.S. Treasury Note [Member] contract	Dec. 31, 2012 Long Contracts [Member] 10 Year U.S. Treasury Note [Member] contract	Dec. 31, 2011 Long Contracts [Member] 10 Year U.S. Treasury Note [Member] contract	Dec. 31, 2012 Long Contracts [Member] 30 Year U.S. Treasury Bond [Member] contract	Dec. 31, 2011 Long Contracts [Member] 30 Year U.S. Treasury Bond [Member] contract	Jun. 30, 2013 Short Contracts [Member] 5 Year U.S. Treasury Note [Member] contract
Summary of Investment Holdings [Line Items]
Investment Term	2 years	2 years	5 years	5 years	10 years	10 years	30 years	30 years	5 years
Contracts	4,077	2,581	1,181	2,385	545	1,128	105	279	(438)
Investment settlement date	Mar. 01, 2013	Mar. 01, 2012	Mar. 01, 2013	Mar. 01, 2012	Mar. 01, 2013	Mar. 01, 2012	Mar. 01, 2013	Mar. 01, 2012	Sep. 01, 2013